July 1, 2003

Keith O`Connell

Securities & Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:T. Rowe Price International Funds, Inc.

T. Rowe Price International Discovery Fund

T. Rowe Price Japan Fund

File Nos.: 002-65539/811-2958

Dear Mr. O`Connell:

This letter will serve as our filing under Rule 497(j) of the Securities Act of 1933. In accordance therewith, there have been no changes to the prospectus sticker and Statement of Additional Information for the funds that were filed under Rule 485(b) on June 30, 2003.

The prospectus sticker and Statement of Additional Information went effective on July 1, 2003.

If you have any questions, please contact me at 410-345-4981.

Sincerely,

/s/Tawanda L. Cottman

Tawanda L. Cottman